Condensed Financial Information of the Parent Company - Schedule of Condensed Statements of Cash Flows (Details) - Parent Company [Member]	12 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)
Schedule of Condensed Statements of Cash Flows [Line Items]
Net cash used in operating activities	¥ (4,732,113)	$ (660,577)
Net cash used in investing activities	(18,323,584)	(2,557,874)	(14,593,117)
Net cash provided by financing activities	535,186	74,709	36,011,851
Effect of exchange rate changes on cash and cash equivalents	2,045,272	285,509	502,599
Net change in cash and cash equivalents	(20,475,239)	(2,858,233)	21,921,333
Cash, cash equivalents and restricted cash at beginning of the year	21,921,333	3,060,100
Cash, cash equivalents and restricted cash at end of the year	¥ 1,446,094	$ 201,867	¥ 21,921,333